Pension plan and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of asset policy and medical plan

	2025	2024

FUNCESP Plans, Healthcare Plans (FIBER Healthcare Plan), PAMEC/asset policy and medical plan	4,485	3,461

Schedule of liabilities and assets related to retirement and health care plans

	Plans						Total
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan	2025	2024
Reconciliation of assets and liabilities	(i)	(i)	(i)
Present value of the actuarial obligations	30,892	8,319	67	1,103	9,499	3,382	53,262	55,173
Fair value of the assets of the plan	(49,062)	(15,291)	(254)	-	(11,133)	-	(75,740)	(81,658)
Excess present value of obligations over fair value of assets	(18,170)	(6,972)	(187)	1,103	(1,634)	3,382	(22,478)	(26,485)
Amount recognized in other comprehensive income	11,772	4,930	31	-	1,634	-	18,367	18,359
Net actuarial liabilities/(assets)	(6,398)	(2,042)	(156)	1,103	-	3,382	(4,111)	(8,126)

(i)	No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.

Schedule of changes in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan

Actuarial liabilities (assets) on 12/31/2024	(9,131)	(2,337)	(119)	1,080	-	2,381
Expense (revenue) recognized in income (loss)	(824)	(255)	(13)	112	-	366
Sponsor’s contributions	3,115	-	-	(99)	-	(2)
Recognized actuarial (gains) or losses	442	550	(24)	10	-	637
Unrecognized actuarial (gains) or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) on 12/31/2025	(6,398)	(2,042)	(156)	1,103	-	3,382

Schedule of reconciliation of present value of obligations

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan
Value of obligations on 12/31/2024	32,363	8,704	96	1,080	10,549	2,381
Current service cost	-	-	-	-	-	112
Interest on actuarial liability	3,282	895	10	112	1,090	254
Benefits paid in the year	(3,144)	(944)	(9)	(99)	(653)	(2)
Contributions paid by participants	-	-	-	-	-	-
(Gains)/losses in obligations	(1,609)	(336)	(30)	10	(1,487)	637
Value of obligations on 12/31/2025	30,892	8,319	67	1,103	9,499	3,382

Schedule of reconciliation of fair value of assets

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan

Fair value of assets on 12/31/2024	54,193	16,406	255	-	10,804	-
Benefits paid in the year	(3,144)	(944)	(9)	(99)	(653)	(2)
Effective return on assets for the year	5,467	1,735	27	-	1,117	-
Company’s contributions / (returns)	(3,115)	-	-	99	-	2
Actuarial gain (loss) on plan assets	(4,339)	(1,906)	(19)	-	(135)	-
Fair value of assets on 12/31/2025	49,062	15,291	254	-	11,133	-

Schedule of expenses planned

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan

Current service cost (with interest)	-	-	-	-	-	101
Interest on actuarial obligations	3,206	882	7	117	999	364
Expected return on assets	(5,127)	(1,670)	(28)	-	(1,176)	-
Interest on the effect of the (asset)/liability limit	1,291	557	3	-	177	-

Total unrecognized net expense (revenue)	(630)	(231)	(18)	117	-	465

Schedule of actuarial assumptions

Nominal discount rate for the actuarial obligation:	PBS South: 10.05% / 7.29%; PBS Nordeste: 10.92% / 7.17%; CA: 11.00% / 7.25%; PBS-A: 11.29% / 7.53%; AES: 10.88% / 7.13%; PAMEC: 11.17% / 7.41%; FIBER: 11.85% / 7.10%
Salary growth rate - nominal:	PBS Nordeste: 3.50% / 0.00% PBS Sul, CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%; PBS-A: AT-2000, segregated by gender; AES: Male AT-2000, attenuated by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/(length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	3.50% p.a.
Determination method	Projected Unit Credit Method